Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Changes in Provisions

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2023
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	1,559				(1,059)	500
Letters of credits, guarantees and other commitments (1)	2,403,512	1,877,415		146,042	(1,958,230)	2,176,655
Commercial claims in progress	1,540,253	2,990,634		608,307	(1,101,988)	2,820,592
Labor lawsuits	829,484	1,679,270		1,025,267	(850,033)	633,454
Pension funds - reimbursement	1,614,617	2,336,602		1,066,804	(1,665,080)	1,219,335
Other	2,293,034	3,558,224	158,539	1,591,020	(2,139,299)	1,962,400

Total provisions	8,682,459	12,442,145	158,539	4,437,440	(7,715,689)	8,812,936

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2022
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	3,027				(1,468)	1,559
Letters of credits, guarantees and other commitments (1)	2,141,809	1,860,374			(1,598,671)	2,403,512
Commercial claims in progress	1,926,181	1,120,189		385,040	(1,121,077)	1,540,253
Labor lawsuits	1,306,582	1,762,742		1,507,674	(732,166)	829,484
Pension funds - reimbursement	644,573	1,734,279		74,249	(689,986)	1,614,617
Other	4,008,305	2,733,617		1,687,512	(2,761,376)	2,293,034

Total provisions	10,030,477	9,211,201		3,654,475	(6,904,744)	8,682,459

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.

Summary of Expected Term to Settle Obligations
The expected terms to settle these obligations are as follows:

Composition	12/31/2023		12/31/2023	12/31/2022
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	1,559
Letters of credits, guarantees and other commitments (1)	2,176,655		2,176,655	2,403,512
Commercial claims in progress (2)	1,513,027	1,307,565	2,820,592	1,540,253
Labor lawsuits	354,211	279,243	633,454	829,484
Pension funds - reimbursement	672,026	547,309	1,219,335	1,614,617
Other	776,102	1,186,298	1,962,400	2,293,034

Total	5,492,021	3,320,915	8,812,936	8,682,459

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
(2)	See also Note 50.2.